Liquidity and Going Concern (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 16, 2021	Jan. 25, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from issuance of series B preferred stock			$ 160,000		$ 50,000
Proceeds from sale of common stock			$ 653,605			$ 940,000
Proceeds from issuance of promissory note		$ 114,500
Subsequent Event [Member]
Proceeds from issuance of series B preferred stock	$ 110,000
Proceeds from sale of common stock	$ 490,000